Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have established cybersecurity strategy and program designed to protect our information systems and data from an evolving cyber threat landscape. The cybersecurity program, overseen by our Chief Executive Officer, has the support of executive leadership and our board of directors, and we have invested heavily in cybersecurity technologies to protect our business operations and customer data. As part of our cybersecurity program, we have put in place controls and processes to inform and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. These controls and procedures are designed to ensure prompt escalation of certain cybersecurity incidents so that decisions regarding public disclosure and reporting of such incidents can be made by executive management in a timely manner. The escalation processes are based on defined prioritization and severity assessment criteria.
Our cybersecurity team have many years’ experience and are all appropriately qualified. Our cybersecurity processes are integrated into our overall risk management processes which are monitored by our executive leadership team and reported to the Board. Our management team provides cybersecurity updates to our board of director on a regular basis.
The underlying controls of the cyber risk management program are based on recognized best practices and standards for cybersecurity and information technology, including the National Institute of Standards and Technology (“NIST”) Cybersecurity Framework (“CSF”) and the International Organization Standardization (“ISO”) 27001 Information Security Management System Requirements.
We have training in place for all employees on information security and privacy practices so that they understand their responsibilities with respect to data security and privacy. Annual training includes topics such as data protection and IT security essentials.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity processes are integrated into our overall risk management processes which are monitored by our executive leadership team and reported to the Board.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for monitoring and assessing strategic risk exposure, including risks associated with cybersecurity and data protection, and is regularly updated by our management and the cybersecurity team.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The cybersecurity program, overseen by our Chief Executive Officer, has the support of executive leadership and our board of directors, and we have invested heavily in cybersecurity technologies to protect our business operations and customer data.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our management team provides cybersecurity updates to our board of director on a regular basis.
Cybersecurity Risk Role of Management [Text Block]	The cybersecurity program, overseen by our Chief Executive Officer, has the support of executive leadership and our board of directors, and we have invested heavily in cybersecurity technologies to protect our business operations and customer data. As part of our cybersecurity program, we have put in place controls and processes to inform and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. These controls and procedures are designed to ensure prompt escalation of certain cybersecurity incidents so that decisions regarding public disclosure and reporting of such incidents can be made by executive management in a timely manner. The escalation processes are based on defined prioritization and severity assessment criteria.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The cybersecurity program, overseen by our Chief Executive Officer, has the support of executive leadership and our board of directors, and we have invested heavily in cybersecurity technologies to protect our business operations and customer data.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity team have many years’ experience and are all appropriately qualified.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The cybersecurity program, overseen by our Chief Executive Officer, has the support of executive leadership and our board of directors, and we have invested heavily in cybersecurity technologies to protect our business operations and customer data. As part of our cybersecurity program, we have put in place controls and processes to inform and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. These controls and procedures are designed to ensure prompt escalation of certain cybersecurity incidents so that decisions regarding public disclosure and reporting of such incidents can be made by executive management in a timely manner.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true